PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Depreciation expense		$ 0.1		$ 0.1		$ 0.2		$ 0.2
Impairment of property plant and equipment						$ 0.2		$ 0.0
TruHC Pharma GmbH [Member]
Depreciation expense | €	€ 3,742		€ 1,933		€ 14,675		€ 9,550